Related Party Balances and Transactions - Summary of Related Parties (Detail)	12 Months Ended
Dec. 31, 2018
Luo Min [Member]
Related Party Transaction [Line Items]
Relationship with the Company	Founder, chief executive officer and controlling shareholder of the Company
Qufenqi Inc. [Member]
Related Party Transaction [Line Items]
Relationship with the Company	Ultimate legal holding company of Beijing Happy Time before December 31, 2015
Alipay.com Co., Ltd. [Member]
Related Party Transaction [Line Items]
Relationship with the Company	Company controlled by party that has significant influence over the Company before December 8, 2018
Ganzhou QuCampus [Member]
Related Party Transaction [Line Items]
Relationship with the Company	Company’s equity method investee
Ganzhou Happy Share Capital Management LLP [Member]
Related Party Transaction [Line Items]
Relationship with the Company	Company controlled by Founder
Zhima Credit Management Co., Ltd [Member]
Related Party Transaction [Line Items]
Relationship with the Company	Company controlled by party that has significant influence over the Company before December 8, 2018
Chongqing Alibaba Small Loan Co., Ltd. [Member]
Related Party Transaction [Line Items]
Relationship with the Company	Company controlled by party that has significant influence over the Company before December 8, 2018
Guosheng Financial Holding Inc. [Member]
Related Party Transaction [Line Items]
Relationship with the Company	Company controlled by Director before August 24, 2018
Ant Zhixin (Hangzhou) Information Technology Co., Ltd [Member]
Related Party Transaction [Line Items]
Relationship with the Company	Company controlled by party that has significant influence over the Company before December 8, 2018
Guosheng Securities Asset Management Co., Ltd. [Member]
Related Party Transaction [Line Items]
Relationship with the Company	Company controlled by Director before August 24, 2018
Key Management and their Immediate Families [Member]
Related Party Transaction [Line Items]
Relationship with the Company	The Company’s key management and their immediate families
Alibaba Cloud Computing Co., Ltd. [Member]
Related Party Transaction [Line Items]
Relationship with the Company	Company controlled by the ultimate controlling individual of shareholder before December 8, 2018